FREIGHT RECEIVABLES - Additional Information (Details)	Dec. 31, 2021
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%
Bottom of range | Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	25.00%
Top of range | Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%